JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

December 7, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

JPMorgan Tax Aware Income Opportunities Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 132 (Amendment No. 133 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment").  This filing is being made for the purpose of registering Class A, Class C and Select Class Shares for the Fund under the Trust. JPMorgan Tax Aware Income Opportunities Fund seeks to provide total return and invests in municipal securities.

If you have any questions or comments, please call me at (614) 248-5749.

Very truly yours,

/s/Jessica K. Ditullio

___________________________________

Jessica K. Ditullio

Assistant Secretary